PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, gross	¥ 3,590,198		¥ 3,130,576		$ 520,529
Less: accumulated depreciation	(1,546,362)		(1,244,914)		(224,201)
Less: impairment	(176,458)		(80,561)		(25,584)
Property, plant and equipment, net	1,867,378		1,805,101		270,744
Depreciation	391,700	$ 56,800	465,200	¥ 483,300
Impairment loss	176,500	25,600	80,600
Luckin coffee express
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss	167,100	24,200	54,000
Impairment provision written off	107,800
Self-operating stores
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss	9,300	1,400	26,500
Store operating equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, gross	1,341,127		1,260,623		194,445
Leasehold improvements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, gross	1,126,562		873,449		163,336
Office equipment and others
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, gross	177,259		105,721		25,700
Office buildings
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, gross	811,666		798,657		117,681
Mechanical equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, gross	80,481		77,072		11,669
Construction in progress
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, gross	53,103		¥ 15,054		$ 7,698
Luckin Coffee EXPRESS machines
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss	220,700	$ 32,000
Store operating equipment and others
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment provision written off	¥ 17,000